Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Disclosure of dividends [Table Text Block]
Declaration date	Dividend per share	Record date	Payment date	Total dividends
	C$			$

February 20, 2024	0.060	March 28, 2024	April 15, 2024	8,271,000
May 8, 2024	0.065	June 28, 2024	July 15, 2024	8,843,000
August 6, 2024	0.065	September 30, 2024	October 15, 2024	8,878,000
November 6, 2024	0.065	December 31, 2024	January 15, 2025	8,673,000
Year 2024	0.255			34,665,000

February 23, 2023	0.055	March 31, 2023	April 14, 2023	7,511,000
May 10, 2023	0.060	June 30, 2023	July 14, 2023	8,268,000
August 9, 2023	0.060	September 29, 2023	October 16, 2023	8,281,000
November 8, 2023	0.060	December 29, 2023	January 15, 2024	8,163,000
Year 2023	0.235			32,223,000

Disclosure of objectives, policies and processes for managing capital [Table Text Block]
	December 31,	December 31,
	2024	2023
	$	$
Long-term debt	93,900	145,080
Total equity	1,188,953	1,247,931
Undrawn revolving credit facility (i)	288,336	270,775
	1,571,189	1,663,786

(i) Excluding the potential additional available credit (accordion) of C$200.0 million ($139.0 million) as at December 31, 2024 and 2023 (Note 16).